RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Base rent	$ 376,296	$ 331,403
Straight-line rent amortization	10,596	8,889
Tenant incentive amortization	(4,149)	(5,105)
Property tax recoveries	48,147	38,898
Property insurance recoveries	4,947	3,290
Operating cost recoveries	19,742	16,113
Total rental revenue	$ 455,579	$ 393,488